Lease Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Schedule of future minimum rental payments due to as lessor under operating leases (including subleases)

(in thousands)
2022	$705
2023	485
2024	485
2025	485
2026	242
$2,402

Schedule of property and equipment, net

	December 31,	December 31,
(in thousands)	2021	2020
Construction in process	$39,116	$10,437
Charging equipment	8,611	3,042
Charging station equipment	42,799	27,010
Charging station installation costs	63,932	41,862
Software	5,295	96
Office equipment and vehicles	846	361
	160,599	82,808
Less accumulated depreciation and amortization	(27,317)	(11,542)
Total property, equipment and software, net	$133,282	$71,266

Host Site Agreements
Lessee, Lease, Description [Line Items]
Schedule of future fixed minimum payments

(in thousands)
2022	$2,298
2023	2,286
2024	2,129
2025	1,973
2026	1,767
Thereafter	5,570
$16,023

Office and Laboratory
Lessee, Lease, Description [Line Items]
Schedule of future fixed minimum payments

(in thousands)
2022	$1,188
2023	1,229
2024	858
2025	120
$3,395

Charging station equipment and construction costs
Lessee, Lease, Description [Line Items]
Schedule of property and equipment, net

	December 31,	December 31,
(in thousands)	2021	2020
Charging station equipment and construction costs	$4,114	$2,379
Less: accumulated depreciation	(815)	(313)
	$3,299	$2,066